Insurance Contract Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2025
Insurance Contract Receivables and Payables
Schedule of insurance contract receivables

Insurance contract receivables were comprised as follows:

	December 31,	December 31,
	2025	2024
Insurance premiums receivable from agents, brokers and other intermediaries	273.5	428.8
Insurance contract receivables from third party administrators and other	732.7	351.6
	1,006.2	780.4

Current	671.6	761.3
Non-current	334.6	19.1
	1,006.2	780.4

Schedule of insurance contract payables

Insurance contract payables were comprised as follows:

	December 31,	December 31,
	2025	2024
Payable to agents and brokers	161.0	199.5
Investment contracts associated with life insurance products(1)	—	577.3
Other insurance contract payables	177.3	146.2
	338.3	923.0

Current	290.4	337.1
Non-current	47.9	585.9
	338.3	923.0
(1)

Contracts issued by the company’s life insurance operations which do not transfer significant insurance risk, but do transfer financial risk from the policyholder to the company, represent a financial liability. The decrease in investment contracts associated with life insurance products in 2025 from 2024 reflects the classification of the Eurolife Life Operations as held for sale (see note 21).